Cover	Dec. 31, 2024	Jun. 19, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 19, 2024
Entity Registrant Name		Cannae Holdings, Inc.
Entity File Number		1-38300
Entity Incorporation, State or Country Code		NV
Entity Tax Identification Number		82-1273460
Entity Address, Address Line One		1701 Village Center Circle
Entity Address, City or Town		Las Vegas
Entity Address, State or Province		NV
Entity Address, Postal Zip Code		89134
City Area Code		702
Local Phone Number		323-7330
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Cannae Common Stock, $0.0001 par value
Trading Symbol		CNNE
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001704720
Amendment Flag		false
Current Fiscal Year End Date	--12-31